SEWARD & KISSEL LLP
                               901 K Street, N.W.
                                   Suite 800
                              Washington, DC 20001

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184

                                                              August 13, 2014



VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


         Re:  AllianceBernstein Cap Fund, Inc.
              File Nos. 2-29901 and 811-01716
              -----------------------------------

Dear Sir or Madam:

      Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 166 under the Securities Act of 1933 and Amendment No. 145 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AllianceBernstein Cap Fund, Inc. We are making this filing for the purpose of registering eleven (11) new portfolios, the AllianceBernstein Multi-Manager Select Retirement Allocation Fund, AllianceBernstein Multi-Manager Select 2010 Fund, AllianceBernstein Multi-Manager Select 2015 Fund, AllianceBernstein Multi-Manager Select 2020 Fund, AllianceBernstein Multi-Manager Select 2025 Fund, AllianceBernstein Multi-Manager Select 2030 Fund, AllianceBernstein Multi-Manager Select 2035 Fund, AllianceBernstein Multi-Manager Select 2040 Fund, AllianceBernstein Multi-Manager Select 2045 Fund, AllianceBernstein Multi-Manager Select 2050 Fund and AllianceBernstein Multi-Manager Select 2055 Fund.

      Please direct any comments or questions to Kathleen K. Clarke or the undersigned at (202) 737-8833.

                                  Sincerely,

                                  /s/ Anna C. Leist
                                  -----------------
                                      Anna C. Leist


Attachment


cc:      Kathleen K. Clarke